UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of registrant as specified in charter)

4735 S. Durango Dr., Suite 105, Las Vegas, Nevada	89147
(Address of principal executive offices)	(Zip Code)

Ronald J. Tassinari, 4735 S. Durango Dr., Suite 105, Las Vegas, Nevada, 89147
(Name and address of agent for service)

Registrant’s telephone number, including area code: (702) 227-9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

					Percentage
					of total net
			Number	Value at	assets at
	Name of unaffiliated user	Title of issue	of shares	March 31, 2006	March 31, 2006	Notes
				(unaudited)

Cash on deposit:	Wells Fargo Bank, N.A.	Operating accounts	N/A	$657,000	5.3%	(A	)
	Wells Fargo Bank, N.A.	Money market account	N/A	306,000	2.5%	(B	)
	Wells Fargo Investments	Money market account	N/A	2,449,000	19.8%
	Miscellaneous	Operating accounts	N/A	3,000	0.0%	(A	)

				3,415,000	27.6%

Preferred stock:	Blackrock Preferred
	Opportunity Trust		16	400,000	3.2%	(C	)
	Nuveen Floating Rate
	Income Opportunity Fund		16	400,000	3.2%	(C	)
	Pimco High Income Fund		16	400,000	3.2%	(C	)

				1,200,000	9.6%

Common stock:	Genius Products, Inc.		700,000	1,253,000	10.1%	(A)(D	)
	Genius Products, Inc.		325,000	582,000	4.7%	(A)(D	)
	Genius Products, Inc.		350,000	627,000	5.1%	(A)(D	)

				2,462,000	19.9%

Warrants:	Genius Products, Inc.	$2.56 warrants	250,000	245,000	2.0%	(A)(D	)
	Genius Products, Inc.	$2.78 warrants	700,000	651,000	5.3%	(A)(D	)

				896,000	7.3%

Equity interest:	Border Grill Las Vegas, LLC	Member shares	49% interest	5,268,000	42.6%	(A)(E	)
	Games Media Properties, LLC	Member shares	10% interest	84,000	0.7%	(A)(F)(J	)

				5,352,000	43.3%

Other assets		N/A	N/A	808,000	6.5%	(G)(J	)

Current liabilities		N/A	N/A	(1,063,000)	-8.6%	(H)(J	)

Long-term liabilities		N/A	N/A	(698,000)	-5.6%	(I)(J	)

TOTAL NET ASSETS				$12,372,000	100.0%

_______________________

(A)	Includes non-income producing securities.

(B)
In connection with the April 2004 execution of a lease agreement, a $350,000 standby letter of credit benefiting the landlord was purchased. To the extent that the lease agreement is not in default under such lease, terms of the standby letter of credit provide for individual decreases of $50,000 on each of April 1, 2005, 2006 and 2007. The standby letter of credit principal totals $300,000 at March 31, 2006.

(C)
These equity securities, which are held through Wells Fargo Investments, mature weekly. In April 2006, the principal and dividend income generated from these equity securities was reinvested in government securities.

(D)
Effective March 21, 2005, the Company sold all of the outstanding common stock of its wholly-owned subsidiary, American Vantage Media Corporation (“AVMC”), to Genius Products, Inc. (“Genius” or “GNPI”). Consideration included 7,000,000 shares of Genius common stock and five-year warrants to purchase an additional 1,400,000 shares of Genius common stock, half at an exercise price of $2.56 per share (the “$2.56 warrants”) and half at an exercise price of $2.78 per share (the “$2.78 warrants”). Of the 7,000,000 shares of GNPI common stock acquired from Genius, 5,625,000 shares were not subject to pledges or other restrictions. The Genius common stock is traded on the NASD’s over-the-counter bulletin board (OTCBB) under the symbol “GNPI.”

During June 2005 and August 2005, the Company privately placed 5,625,000 shares of the Genius common stock and 225,000 $2.56 warrants to purchase shares of Genius common stock. Related to the June 2005 placements of the Genius stock, the Company also surrendered to Genius for cancellation 225,000 $2.56 warrants.

At March 31, 2006, of the remaining 1,375,000 shares of Genius common stock, a total of 675,000 shares of Genius common stock currently are being held in escrow, of which 350,000 shares have restrictions exceeding one year, to secure the Company’s indemnification obligations under the AVMC disposition agreements. On March 31, 2006 the GNPI market closing price was $1.79. The March 31, 2006 valuation of the $2.56 warrants and the $2.78 warrants are calculated from the Black-Sholes pricing model.

(E)
In November 1998, Vantage Bay Group, Inc. (“Vantage Bay”), a wholly-owned subsidiary of the Company, together with TT&T, LLC (“TT&T”), purchased a 49% equity interest in a limited liability corporation, Border Grill Las Vegas, LLC (the “Border Grill”). Border Grill was formed for the purpose of developing and operating the Border Grill Las Vegas Restaurant (the “Border Grill Restaurant”) at the Mandalay Bay Hotel and Casino in Las Vegas, Nevada. Pursuant to the Operating Agreement of Border Grill (the “Border Grill Operating Agreement”), between November 1998 and July 2000 Vantage Bay invested a total of $3,001,000 to the capital of Border Grill and loaned Border Grill an additional $175,000 for the initial development and operation of the Border Grill Restaurant. The Border Grill Restaurant opened in June 1999. Since the commencement of the Border Grill Restaurant’s operations, Border Grill has made periodic payments to its owners.

The Company reviews Border Grill’s monthly and annual financial statements and annual operating budgets. The Company also reviews major capital expenditure budgets and is involved with financing efforts related to any major capital expenditures. Border Grill also consults with the Company on its on-going marketing and promotional efforts, strategic planning and employment of key management. The Company has received a return of all of its initial capital investment and the priority return required under the Border Grill Operating Agreement and now receives pro rata cash distributions from the Border Grill based on Vantage Bay’s percentage ownership. For the three months ended March 31, 2006, the Company received cash distributions from Border Grill totaling $147,000. The Border Grill’s Operating Agreement does not provide for guaranteed cash distributions. Therefore, future distributions from Border Grill are subject to fluctuation based on numerous factors, including operating results and cash flow of the Border Grill Restaurant, expansion plans for the Border Grill Restaurant, anticipated capital expenditures for furniture and equipment utilized in the operation of the Border Grill Restaurant and the levels of working capital reserves.

The March 31, 2006 valuation is based on an independent appraisal performed by an investment banking firm.

(F)
Through the Company’s wholly-owned subsidiary, YaYa Media, Inc. (“YaYa Media”), the Company holds a 10% non-controlling interest in an unconsolidated subsidiary, Games Media, Inc. (“Games Media”) that has entered into an in-substance joint venture arrangement to create a promotional event called a video game touring festival. The Company has no capital requirement in connection with this joint venture and is not obligated to provide future financing of the activities. To date, the Company has received no distributions from Games Media.

(G)
At March 31, 2006, other assets primarily include current assets totaling $223,000, consisting of rents receivable, prepaid insurance, and other non-material current assets, and long-term assets consisting of a net deferred income tax asset totaling $465,000, as well as furniture and equipment, security deposits on leased offices, and other non-material long-term assets.

(H)
At March 31, 2006, current liabilities include accounts payable totaling $131,000, accrued liabilities totaling $234,000, other payables totaling $233,000 and a net deferred income tax liability totaling $465,000. All current liabilities relate to operating and/or mergers and acquisitions activities and were not incurred related to investment activity.

(I)
At March 31, 2006, long-term liabilities primarily include a $523,000 note payable incurred in the April 16, 2003 acquisition of the YaYa LLC assets and operations. Provided that YaYa Media had available cash resources from revenues generated from YaYa Media business activities, the promissory note provided for annual interest-only payments commencing on December 31, 2003 through maturity date. The interest rate on the promissory note is 9% with a maturity date of the later of (i) May 1, 2006, or (ii) the first date that YaYa Media has sufficient cash available to repay the balance of the promissory note and all accrued but previously unpaid interest. During December 2004, AVMC closed its Branded Content division, which included the YaYa Media business, and terminated the related staff and consulting positions. YaYa Media’s only remaining potential source of cash flow, at March 31, 2006, is its 10% equity interest in Games Media, an unconsolidated subsidiary. However, as discussed above, to date, the unconsolidated subsidiary has provided no cash distributions to its equity members.

(J)	For these assets and liabilities, the Company’s book value, based upon U.S. GAAP, is assumed to approximate their estimated fair values.

Item 2. Controls and Procedures.

The Company maintains disclosure controls and procedures (as such term is defined in Rule 31a-3(c) promulgated under the Investment Company Act of 1940 (“Act”) that are designed to ensure that information required to be disclosed in its reports filed pursuant to the Act is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosure.

An evaluation was performed, as of March 31, 2006, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Accounting Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rule 30a-3(b) promulgated under the Act and Rules 13a-15(b) and 15d-15(b) promulgated under the Securities Exchange Act of 1934. Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose in reports that the Company’s files or submits under the Exchange Act are recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Accounting Officer, as appropriate, to allow timely decisions regarding required disclosure.

There has been no change in the Company’s internal controls over financial reporting that occurred during the first fiscal quarter of 2006 that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting.

Prior to March 21, 2006, pursuant to the Company’s status under the Securities Exchange Act of 1934, the Company utilized U.S. generally accepted accounting principles in stating its consolidated balance sheet accounts. At March 31, 2006, the Company became subject to the requirements of the Investment Company Act of 1940, and as such, the Company’s net assets are stated upon estimated fair market value.

Item 3. Exhibits

(a) Exhibits

(1)	Certification of Ronald J. Tassinari pursuant to Investment Company Act Rule 30a-2(a) **
(2)	Certification of Anna M. Morrison pursuant to Investment Company Act Rule 30a-2(a) **

___________________
** Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN VANTAGE COMPANIES

Date: May 26, 2006	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 26, 2006	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari,
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 26, 2006	By:	/s/ Anna M. Morrison
Anna M. Morrison,
Chief Accounting Officer
(Principal Financial Officer)